Tower Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Summary of Impacts to Consolidated Balance Sheets	The following table summarizes the impacts to the Consolidated Balance Sheets:

(in millions)	December 31, 2016	December 31, 2015
Property and equipment, net	$485	$601
Tower obligations	2,621	2,658

Schedule of Future Minimum Financial Obligations
Future minimum payments related to the tower obligations are summarized below:

(in millions)	Future Minimum Payments
Year Ending December 31,
2017	$184
2018	184
2019	184
2020	185
2021	185
Thereafter	1,164
Total	$2,086